Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 76.6%
	Banking — 37.4%
$500,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$498,750	*(1)
	Bank of America Corporation:
$3,400,000	4.375% to 01/27/27 then T5Y + 2.76%, Series RR	3,285,080	*(1)(2)(3)
$3,180,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	3,275,400	*(1)(2)
$400,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	433,500	*(1)(2)
10,000	Bank of Hawaii Corporation, 4.375%, Series A	234,150	*(1)
25,600	Cadence Bank, 5.50%, Series A	648,064	*(1)(2)
	Capital One Financial Corporation:
13,875	5.00%, Series I	331,821	*(1)
$880,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	831,248	*(1)
	Citigroup, Inc.:
$450,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	429,750	*(1)
$200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	193,720	*(1)
$350,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	334,688	*(1)
$460,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	477,825	*(1)(2)(3)
113,670	6.875% to 11/15/23 then 3ML + 4.13%, Series K	3,014,528	*(1)(2)
119,778	7.125% to 09/30/23 then 3ML + 4.04%, Series J	3,229,191	*(1)(2)
	Citizens Financial Group, Inc.:
34,300	6.35% to 04/06/24 then 3ML + 3.642%, Series D	894,715	*(1)(2)
$1,000,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	977,500	*(1)(2)(3)
	CoBank ACB:
10,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	1,079,000	*(1)(2)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,027,500	*(1)(2)
$447,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	474,938	*(1)(2)(3)
$850,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	886,125	*(1)
$250,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.095%, Series B-1, 144A****	247,500	*(1)
35,800	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	880,501	*(1)
29,000	Dime Community Bancshares, Inc., 5.50%, Series A	702,313	*(1)
	Fifth Third Bancorp:
51,230	6.00%, Series A	1,330,863	*(1)(2)
166,635	6.625% to 12/31/23 then 3ML + 3.71%, Series I	4,404,580	*(1)(2)
104,600	First Citizens BancShares, Inc., 5.375%, Series A	2,604,540	*(1)
	First Horizon Corporation:
15,600	6.50%, Series E	417,300	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	1,307,125
795	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(4), 144A****	695,923	*(1)
17,000	First Republic Bank, 4.00%, Series M	346,452	*(1)
8,300	Fulton Financial Corporation, 5.125%, Series A	197,001	*(1)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$250,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$252,025	*(1)
$600,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	618,750	*(1)(2)(3)
47,700	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,265,195	*(1)(2)
31,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	853,674	*(1)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,222,000	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$300,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	299,250	*(1)
$875,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	929,688	*(1)
$1,000,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	988,000	*(1)(2)(3)
	JPMorgan Chase & Company:
24,000	4.20%, Series MM	515,760	*(1)
$1,825,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	1,736,487	*(1)(2)
$640,000	3ML + 3.47%, 3.769%(4), Series I	638,191	*(1)(2)(3)
$500,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	503,438	*(1)(2)(3)
$4,715,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,930,122	*(1)(2)(3)
83,910	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	2,311,200	*(1)(2)
	M&T Bank Corporation:
$575,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	526,125	*(1)
$2,790,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	2,844,056	*(1)(2)(3)
15,700	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	400,425	*(1)
	Morgan Stanley:
$476,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	475,254	*(1)
77,800	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,081,928	*(1)(2)
154,665	6.875% to 01/15/24 then 3ML + 3.94%, Series F	4,192,968	*(1)(2)
58,216	7.125% to 10/15/23 then 3ML + 4.32%, Series E	1,584,348	*(1)(2)
178,828	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,775,602	*(1)(2)
50,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	1,340,750	*(1)
17,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	455,345	*(1)
	PNC Financial Services Group, Inc.:
$310,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	287,990	*(1)
65,809	6.125% to 05/01/22 then 3ML + 4.067%, Series P	1,665,935	*(1)(2)
	Regions Financial Corporation:
117,980	5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,126,765	*(1)(2)
$575,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	600,875	*(1)
27,400	6.375% to 09/15/24 then 3ML + 3.536%, Series B	729,593	*(1)(2)
47,000	Signature Bank, 5.00%, Series A	1,085,230	*(1)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	SVB Financial Group:
$600,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	$564,750	*(1)
$300,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	271,341	*(1)
$450,000	4.25% to 11/15/26 then T5Y + 3.074%, Series D	433,406	*(1)
41,500	Synchrony Financial, 5.625%, Series A	1,018,933	*(1)(2)(3)
67,827	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,803,418	*(1)(2)(3)
60,200	Texas Capital Bancshares Inc., 5.75%, Series B	1,487,843	*(1)
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	382,575	*(1)
	Truist Financial Corporation:
$810,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	837,572	*(1)
$440,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	458,700	*(1)
29,400	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	736,617	*(1)(2)
18,000	Washington Federal, Inc., 4.875%, Series A	407,070	*(1)
8,494	Webster Financial Corporation, 6.50%, Series G	218,127	*(1)
	Wells Fargo & Company:
40,000	4.25%, Series DD	839,408	*(1)
30,000	4.70%, Series AA	687,450	*(1)
241	7.50%, Series L	325,953	*(1)
$700,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	674,188	*(1)
59,490	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,524,062	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,182,070	*(1)(2)(3)
35,900	6.625% to 03/15/24 then 3ML + 3.69%, Series R	964,453	*(1)(2)
36,500	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	976,923	*(1)
18,900	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	470,011	*(1)
35,500	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	956,903	*(1)
$1,225,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,300,472	*(1)(2)
		98,450,805
	Financial Services — 3.0%
$660,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	696,323	(5)
$1,380,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,364,765	**(2)(3)(5)
	Ally Financial, Inc.:
$1,030,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	985,710	*(1)
$700,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	651,000	*(1)
$575,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	533,313	*(1)
11,500	Carlyle Finance LLC, 4.625% 05/15/61	247,979
$650,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	680,875	*(1)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	General Motors Financial Company:
$600,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	$626,418	*(1)
$453,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	454,142	*(1)
$775,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	801,350	*(1)(2)(3)
5,094	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	130,320
	Stifel Financial Corp.:
16,000	4.50%, Series D	335,760	*(1)
21,500	6.25%, Series B	551,797	*(1)(2)
		8,059,752
	Insurance — 17.3%
10,570	Allstate Corporation, 5.10%, Series H	268,954	*(1)(2)
50,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,289,750	*(1)(2)(3)
$1,610,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	2,269,689	(2)
10,500	Arch Capital Group, Ltd., 5.45%, Series F	260,977	**(1)(5)
13,100	Assurant, Inc., 5.25% 01/15/61	318,723
	Athene Holding Ltd.:
21,200	4.875%, Series D	457,814	**(1)(5)
89,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,418,575	**(1)(2)(5)
23,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	625,945	**(1)(5)
$1,423,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,853,657	**(1)(2)(3)(5)
17,500	Axis Capital Holdings Ltd., 5.50%, Series E	434,262	**(1)(2)(5)
$655,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	650,959	(2)(3)(5)
	Chubb Ltd.:
$975,000	Ace Capital Trust II, 9.70% 04/01/30	1,365,000	(2)(3)
12,500	CNO Financial Group, Inc., 5.125% 11/25/60	290,312
139,279	Delphi Financial Group, 3ML + 3.19%, 3.6964%(4), 05/15/37	3,203,417	(2)(3)
	Enstar Group Ltd.:
45,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,190,363	**(1)(2)(5)
$560,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	540,400	(5)
$425,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	423,151	(5)
$125,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	126,000	*(1)
$885,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.8914%(4), 05/15/37	814,200	(2)(3)
$1,180,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	1,128,340
$750,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	794,063	*
	Liberty Mutual Group:
$3,736,000	7.80% 03/15/37, 144A****	4,991,277	(2)(3)
$700,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	671,311

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	MetLife, Inc.:
$3,600,000	9.25% 04/08/38, 144A****	$4,927,374	(2)(3)
$3,096,000	10.75% 08/01/39	4,814,280	(2)(3)
	RenaissanceRe Holdings Ltd.:
24,900	4.20%, Series G	540,703	**(1)(5)
7,332	5.75%, Series F	187,874	**(1)(5)
	SBL Holdings, Inc.:
$1,100,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	1,028,500	*(1)
$975,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	925,031	*(1)(2)(3)
	Unum Group:
$5,160,000	Provident Financing Trust I, 7.405% 03/15/38	6,166,200	(2)
25,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	655,562	*(1)
		45,632,663
	Utilities — 8.0%
	Algonquin Power & Utilities Corporation:
$1,700,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82	1,615,238	(2)(5)
39,775	6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,067,792	(2)(5)
$1,060,000	American Electric Power Company, Inc., 3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	1,000,432	(2)(3)
$670,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	662,044	*(1)(2)
	Commonwealth Edison:
$3,127,000	COMED Financing III, 6.35% 03/15/33	3,599,196	(2)(3)
$565,000	Dominion Energy, Inc., 4.35% to 04/15/27 then T5Y + 3.195%, Series C	552,288	*(1)
	Edison International:
$1,351,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	1,296,943	*(1)(2)
$600,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	592,308	*(1)
$2,180,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,377,573	(2)(3)(5)
25,000	Indianapolis Power & Light Company, 5.65%	2,565,250	*(1)
	NiSource, Inc.:
$325,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	319,312	*(1)
30,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	788,175	*(1)(2)
	PECO Energy:
$500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	596,901	(2)(3)
	Sempra Energy:
$1,200,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	1,135,285	(2)(3)
$1,020,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	1,040,400	*(1)
	Southern California Edison:
132	SCE Trust II, 5.10%, Series G	2,924	*(1)
32,270	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	764,073	*(1)(2)
$445,000	Southern California Edison Company, 3ML + 4.199%, 4.5156%(4), Series E	435,720	*(1)
$700,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	652,820

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
$150,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	$149,109	*(1)
		21,213,783
	Energy — 5.6%
	DCP Midstream LP:
$1,140,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	1,080,150	(1)(2)(3)
3,700	7.875% to 06/15/23 then 3ML + 4.919%, Series B	87,080	(1)
	Enbridge, Inc.:
$292,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	305,225	(5)
$1,120,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	1,167,965	(2)(3)(5)
	Energy Transfer LP:
$990,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	972,675	(1)
81,955	7.375% to 05/15/23 then 3ML + 4.53%, Series C	1,942,333	(1)(2)(3)
123,400	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,048,597	(1)(2)(3)
1,500	7.625% to 08/15/23 then 3ML + 4.738%, Series D	36,983	(1)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	474,659	(2)(3)
$1,590,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	1,570,125	(1)(2)(3)
33,700	NuStar Logistics LP, 3ML + 6.734%, 6.9753%(4), 01/15/43	846,938	(2)(3)
	Transcanada Pipelines, Ltd.:
$1,700,000	5.50% to 09/15/29 then SOFRRATE + 4.4156%, 09/15/79	1,721,165	(2)(5)
$1,400,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,442,000	(2)(3)(5)
		14,695,895
	Communication — 0.6%
$740,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	711,532	(5)
$700,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	778,127	(2)(3)(5)
		1,489,659
	Real Estate Investment Trust (REIT) — 1.7%
3,440	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	83,159	(1)
	Arbor Realty Trust, Inc.:
21,190	6.375%, Series D	493,409	(1)
45,000	6.25% to 10/30/26 then SOFRRATE + 5.44%, Series F	1,101,150	(1)
71,000	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	1,758,315	(1)
23,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	523,250	(1)
21,700	TPG RE Finance Trust, Inc., 6.25%, Series C	478,756	(1)
		4,438,039
	Miscellaneous Industries — 3.0%
$325,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	321,876

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	Land O’ Lakes, Inc.:
$260,000	7.25%, Series B, 144A****	$276,758	*(1)
$3,900,000	8.00%, Series A, 144A****	4,188,795	*(1)(2)
34,700	Ocean Spray Cranberries, Inc., 6.25%, Series A, 144A****	3,105,650	*(1)(2)
		7,893,079
	Total Preferred Stock & Hybrid Preferred Securities (Cost $192,603,348)	201,873,675

Contingent Capital Securities† — 18.3%
	Banking — 16.1%
	Banco Bilbao Vizcaya Argentaria SA:
$2,400,000	6.125% to 11/16/27 then SW5 + 3.87%	2,334,000	**(1)(2)(3)(5)
$800,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	804,000	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$600,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	552,300	**(1)(5)
$530,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	520,540	**(1)(5)
$5,600,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	5,174,400	**(1)(2)(3)(5)
	Barclays Bank PLC:
$350,000	4.375% to 09/15/28 then T5Y + 3.41%	322,000	**(1)(5)
$1,805,000	6.125% to 06/15/26 then T5Y + 5.867%	1,872,688	**(1)(2)(5)
$590,000	7.75% to 09/15/23 then SW5 + 4.842%	618,143	**(1)(2)(5)
$2,802,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	2,807,954	**(1)(5)
$1,600,000	8.00% to 06/15/24 then T5Y + 5.672%	1,710,000	**(1)(2)(5)
$500,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	497,507	(2)(3)(5)
	BNP Paribas:
$350,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	324,625	**(1)(5)
$420,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	457,012	**(1)(2)(3)(5)
$5,315,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	5,797,044	**(1)(2)(5)
	Credit Agricole SA:
$370,000	4.75% to 09/23/29 then T5Y + 3.237%, 144A****	346,875	**(1)(5)
$290,000	7.875% to 01/23/24 then SW5 + 4.898%, 144A****	309,756	**(1)(5)
	Credit Suisse Group AG:
$210,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	195,825	**(1)(5)
$1,100,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	1,109,625	**(1)(2)(3)(5)
$1,100,000	7.25% to 09/12/25 then ISDA5 + 4.332%, 144A****	1,138,665	**(1)(2)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	816,040	**(1)(2)(3)(5)
	HSBC Holdings PLC:
$350,000	6.00% to 05/22/27 then ISDA5 + 3.746%	359,625	**(1)(5)
$3,710,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,856,081	**(1)(2)(3)(5)
$575,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	511,031	**(1)(5)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	$219,721	**(1)(5)
$540,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	545,851	**(1)(2)(5)
$300,000	NatWest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	271,200	**(1)(5)
	Societe Generale SA:
$750,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	698,438	**(1)(5)
$750,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	706,875	**(1)(5)
$1,100,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	1,120,625	**(1)(5)
	Standard Chartered PLC:
$350,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	324,074	**(1)(5)
$1,815,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	1,823,567	**(1)(5)
$1,250,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	1,305,387	**(1)(2)(5)
	UBS Group AG:
$500,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	453,125	**(1)(5)
$2,700,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	2,617,380	**(1)(2)(5)
		42,521,979
	Financial Services — 0.2%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	390,500	**(1)(5)
		390,500
	Insurance — 2.0%
$400,000	Allianz SE, 3.20% to 04/30/28 then T5Y + 2.165%, 144A****	345,800	**(1)(5)
	QBE Insurance Group Ltd.:
$500,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	516,875	**(1)(5)
$4,043,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	4,307,817	(2)(3)(5)
		5,170,492
	Total Contingent Capital Securities (Cost $48,181,873)	48,082,971

Corporate Debt Securities§ — 2.8%
	Banking — 0.2%
18,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	474,570	(2)
		474,570
	Insurance — 1.3%
$2,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,023,130	(2)(3)
$375,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26, 144A****	368,649
		3,391,779
	Energy — 0.8%
$1,680,000	Energy Transfer LP, 8.25% 11/15/29	2,165,513	(2)(3)
		2,165,513

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2022 (Unaudited)

Shares/$ Par		Value
	Communication — 0.5%
	Qwest Corporation:
22,170	6.50% 09/01/56	$544,052
28,330	6.75% 06/15/57	713,740	(2)
		1,257,792
	Total Corporate Debt Securities (Cost $5,751,956)	7,289,654

Money Market Fund — 1.3%
	BlackRock Liquidity Funds:
3,534,382	T-Fund, Institutional Class	3,534,382

	Total Money Market Fund (Cost $3,534,382)	3,534,382

Total Investments (Cost $250,071,559***)	99.0%	260,780,682
Other Assets and Liabilities, excluding Loan Payable (net)	1.0%	2,587,326
Total Managed Assets	100.0%‡	$263,368,008
Loan Principal Balance		(91,100,000)
Total Net Assets Available To Common Stock		$172,268,008

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2022, these securities amounted to $70,528,093 or 26.8% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $180,967,910 at February 28, 2022.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $87,734,950 at February 28, 2022.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2021 through February 28, 2022 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.62
INVESTMENT OPERATIONS:
Net investment income	0.24
Net realized and unrealized gain/(loss) on investments	(0.89)
Total from investment operations	(0.65)
FINANCING OPERATIONS:
Premium from shelf offering, net of offering cost	0.07
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.25)
Total distributions to Common Stock Shareholders	(0.25)
Net asset value, end of period	$13.79
Market value, end of period	$14.14
Common Stock shares outstanding, end of period	12,493,810
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.77	%*
Operating expenses including interest expense	1.68	%*
Operating expenses excluding interest expense	1.22	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	1	%**
Total managed assets, end of period (in 000’s)	$263,368
Ratio of operating expenses including interest expense to average total managed assets	1.12	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.81	%*

(1)These tables summarize the three months ended February 28, 2022 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2021.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2021	$0.0843	$14.87	$17.50	$16.63
January 31, 2022	0.0825	14.36	16.19	15.38
February 28, 2022	0.0825	13.79	14.14	13.79

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2022, the aggregate cost of securities for federal income tax purposes was $251,511,338, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,238,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,969,016.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:

	Total Value at February 28, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$98,450,805	$65,606,341	$32,844,464	$—
Financial Services	8,059,752	1,265,856	6,793,896	—
Insurance	45,632,663	14,294,494	31,338,169	—
Utilities	21,213,783	5,684,254	15,529,529	—
Energy	14,695,895	5,961,931	8,733,964	—
Communication	1,489,659	—	1,489,659	—
Real Estate Investment Trust (REIT)	4,438,039	3,914,789	523,250	—
Miscellaneous Industries	7,893,079	—	7,893,079	—
Contingent Capital Securities
Banking	42,521,979	4,687,005	37,834,974	—
Financial Services	390,500	—	390,500	—
Insurance	5,170,492	—	5,170,492	—
Corporate Debt Securities
Banking	474,570	474,570	—	—
Insurance	3,391,779	—	3,391,779	—
Energy	2,165,513	—	2,165,513	—
Communication	1,257,792	1,257,792	—	—
Money Market Fund	3,534,382	3,534,382	—	—
Total Investments	$260,780,682	$106,681,414	$154,099,268	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.